UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Verity and Verity, LLC
Address:  2015 Boundary Street
          Beaufort, SC 29902


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Verity
Title:    Managing Member/President/Director
Phone:    843.379.6661

Signature, Place, and Date of Signing:

    /s/ William W. Verity            Beaufort, SC             2/14/2012
    ---------------------            ------------             ---------
         [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           76
                                         -----------

Form 13F Information Table Value Total:  $   106,985
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11230                   ThomasPartners, Inc.

            COLUMN 1               COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
---------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ------------------
                                                                                                                   VOTING AUTHORITY
                                   TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ------------------
         NAME OF ISSUER             CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
---------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ ------
3m Company                         COM       88579Y101        1,759       21,525             Shared      1           0      0 21,525
A T & T Corp New                   COM       00206R102        1,976       65,348             Shared      1           0      0 65,348
Abbott Laboratories                COM       002824100        2,409       42,845             Shared      1           0      0 42,845
Accenture Ltd Cl A                 Class A   G1151C101        1,005       18,875             Shared      1           0      0 18,875
Air Prod & Chemicals Inc           COM       009158106          759        8,905             Shared      1           0      0  8,905
Altria Group                       COM       02209S103        1,978       66,726             Shared      1           0      0 66,726
American Express Company           COM       025816109          718       15,227             Shared      1           0      0 15,227
Amern Financial Gp New             COM       025932104          499       13,515             Sole                    0      0 13,515
Apple Inc                          COM       037833100        4,050           10             Sole                    0      0     10
Auto Data Processing               COM       053015103          210        3,893             Shared      1           0      0  3,893
B C E Inc                          COM       05534B760            4          100             Sole                    0      0    100
B C E Inc                          COM       05534B760        2,085       50,046             Shared      1           0      0 50,046
Bayer A G Sponsored Adrf           ADR       072730302            3           40             Sole                    0      0     40
Becton Dickinson & Co              COM       075887109        1,364       18,252             Shared      1           0      0 18,252
Boardwalk Pipeline Ptnrs           MLP       096627104            7          250             Sole                    0      0    250
Boardwalk Pipeline Ptnrs           LP        096627104          828       29,933             Shared      1           0      0 29,933
Br Amer Tobacco Plc Adrf           ADR       110448107          865        9,115             Shared      1           0      0  9,115
Chevron Corp.                      COM       166764100        2,508       23,569             Shared      1           0      0 23,569
Chubb Corporation                  COM       171232101        2,315       33,445             Shared      1           0      0 33,445
Cincinnati Financial Cp            COM       172062101        1,726       56,661             Shared      1           0      0 56,661
Coca Cola Company                  COM       191216100        1,540       22,005             Shared      1           0      0 22,005
Colgate-Palmolive Co               COM       194162103          654        7,080             Shared      1           0      0  7,080
Cullen Frost Bankers               COM       229899109        1,247       23,577             Shared      1           0      0 23,577
Deere & Co                         COM       244199105          754        9,754             Shared      1           0      0  9,754
Diageo Plc New Adr                 ADR       25243Q205        2,379       27,210             Shared      1           0      0 27,210
Du Pont E I De Nemour&Co           COM       263534109        1,789       39,080             Shared      1           0      0 39,080
Emerson Electric Co                COM       291011104        1,837       39,423             Shared      1           0      0 39,423
Enbridge Energy Mgmt               COM       29250X103        1,030       29,634             Shared      1           0      0 29,634
Enbridge Energy Ptnrs Lp           LP        29250R106          331        9,970             Shared      1           0      0  9,970
Enterprise Prd Prtnrs Lp           LP        293792107        1,747       37,659             Shared      1           0      0 37,659
Exxon Mobil Corporation            COM       30231G102        2,229       26,299             Shared      1           0      0 26,299
Gallagher Arthur J & Co            COM       363576109          350       10,475             Shared      1           0      0 10,475
General Dynamics Corp              COM       369550108        1,871       28,177             Shared      1           0      0 28,177
Genuine Parts Co                   COM       372460105        2,656       43,392             Shared      1           0      0 43,392
Illinois Tool Works                COM       452308109        1,786       38,240             Shared      1           0      0 38,240
Intel Corp                         COM       458140100        2,121       87,445             Shared      1           0      0 87,445
Intl Business Machines             COM       459200101        2,470       13,435             Shared      1           0      0 13,435
Johnson & Johnson                  COM       478160104        2,053       31,312             Shared      1           0      0 31,312
Jp Morgan Exch Trad Note           ETF       46625H365          742       19,034             Shared      1           0      0 19,034
Kimberly-Clark Corp                COM       494368103        1,497       20,353             Shared      1           0      0 20,353
Kinder Morgan Energy Lp            LP        494550106        1,649       19,412             Shared      1           0      0 19,412
Kinder Morgan Management           COM       49455U100          694        8,844             Shared      1           0      0  8,844
Kon Philips Elec Nv Newf           NY COM    500472303        1,052       50,210             Shared      1           0      0 50,210
Linn Energy                        LP        536020100          544       14,350             Shared      1           0      0 14,350
Lowes Companies Inc                COM       548661107          728       28,698             Shared      1           0      0 28,698
Magellan Midstream Ptnrs           LP        559080106        1,757       25,503             Shared      1           0      0 25,503
Mc Donalds Corp                    COM       580135101        1,748       17,422             Shared      1           0      0 17,422
Microsoft Corp                     COM       594918104        1,778       68,506             Shared      1           0      0 68,506
Natural Resource Ptnr Lp           LP        63900P103          345       12,730             Shared      1           0      0 12,730
Northern TRUST Corp                COM       665859104          931       23,475             Shared      1           0      0 23,475
Novartis A G Spon Adr              ADR       66987V109        1,883       32,940             Shared      1           0      0 32,940
Nstar                              COM       67019E107        1,463       31,152             Shared      1           0      0 31,152
Omnicom Group Inc                  COM       681919106        1,262       28,310             Shared      1           0      0 28,310
Parker-Hannifin Corp               COM       701094104          953       12,495             Shared      1           0      0 12,495
Paychex Inc                        COM       704326107        1,812       60,165             Shared      1           0      0 60,165
Penn Virginia Res Ptnrs            LP        707884102        1,070       41,921             Shared      1           0      0 41,921
Philip Morris Intl Inc             COM       718172109        2,157       27,479             Shared      1           0      0 27,479
PowerShares ETF Tr-Intl Divid      ETF       73935X716          301       20,671             Shared      1           0      0 20,671
PPG Industries Inc                 COM       693506107        2,111       25,284             Shared      1           0      0 25,284
Procter & Gamble Co                COM       742718109        2,095       31,409             Shared      1           0      0 31,409
Raytheon Company New               COM       755111507        1,018       21,032             Shared      1           0      0 21,032
Reynolds American Inc              COM       761713106        1,209       29,185             Shared      1           0      0 29,185
Siemens A G Adr                    ADR       826197501        1,611       16,853             Shared      1           0      0 16,853
Sunoco Logistics Ptnr Lp           MLP       86764L108        1,437       36,468             Shared      1           0      0 36,468
Sysco Corporation                  COM       871829107        1,452       49,490             Shared      1           0      0 49,490
The Southern Company               COM       842587107        1,849       39,950             Shared      1           0      0 39,950
Tortoise Egy Infrastruct           COM       89147L100          848       21,195             Shared      1           0      0 21,195
Total S A Adr                      ADR       89151E109        1,668       32,645             Shared      1           0      0 32,645
United Parcel Service B            COM       911312106        1,286       17,573             Shared      1           0      0 17,573
United Technologies Corp           COM       913017109        1,751       23,963             Shared      1           0      0 23,963
V F Corporation                    COM       918204108        2,136       16,817             Shared      1           0      0 16,817
Verizon Communications             COM       92343V104        1,398       34,840             Shared      1           0      0 34,840
Walgreen Company                   COM       931422109        1,030       31,150             Shared      1           0      0 31,150
Waste Management Inc Del           COM       94106L109        1,922       58,768             Shared      1           0      0 58,768
Wells Fargo & Co New               COM       949746101        1,575       57,157             Shared      1           0      0 57,157
Wgl Holdings Inc                   COM       92924F106          310        7,015             Shared      1           0      0  7,015